Loans receivable (Tables)	12 Months Ended
Dec. 31, 2019
Loans Receivable Tables Abstract
Schedule of Gross Loans Receivable
	December 31, 2019	December 31, 2018
Current	69,949	62,439
Non-Current	34,726	39,317
	104,675	101,756

Schedule of Age Analysis of Loans Receivable

As at December 31, 2019
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	87,910	-	-	87,910
Satisfactory	1-30 days past due	3,240	-	-	3,240
Lower risk	31-60 days past due	-	1,650	-	1,650
Higher risk	61-90 days past due	-	1,289	-	1,289
Non-performing	91+ days past due or bankrupt	-	-	10,586	10,586
	Gross loans receivable	91,150	2,939	10,586	104,675
	Allowance for loan losses	(7,477)	(1,784)	(6,759)	(16,020)
	Loans receivable, net	83,673	1,155	3,827	88,655

		As at December 31, 2018
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	88,035	-	-	88,035
Satisfactory	1-30 days past due	3,097	-	-	3,097
Lower risk	31-60 days past due	-	1,838	-	1,838
Higher risk	61-90 days past due	-	1,240	-	1,240
Non-performing	91+ days past due or bankrupt	-	-	7,546	7,546
	Gross loans receivable	91,132	3,078	7,546	101,756
	Allowance for loan losses	(6,951)	(2,118)	(6,340)	(15,409)
	Loans receivable, net	84,181	960	1,206	86,347

Schedule of Allowance for Loan Losses

	As at December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2019	6,951	2,118	6,340	15,409
Gross loans originated	4,296	-	-	4,296
Principal payments	(2,536)	(449)	(912)	(3,897)
Re-measurement of allowance before transfers	523	(197)	(20)	306
Re-measurement of amounts transferred between stages	(84)	1,528	17,750	19,194
Transfer to (from)
Stage 1 – 12 month ECLs	96	(76)	(20)	-
Stage 2 - Lifetime ECLs	(238)	240	(2)	-
Stage 3 - Lifetime ECLs	(1,529)	(1,381)	2,910	-
Net amounts written off against allowance	-	-	(19,288)	(19,288)
Balance as at December 31, 2019	7,479	1,783	6,758	16,020

	As at December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2018	6,853	1,579	4,137	12,569
Gross loans originated	6,519	-	-	6,519
Principal payments	(2,999)	348	(1,084)	(3,735)
Re-measurement of allowance before transfers	(1,853)	(525)	(14)	(2,392)
Re-measurement of amounts transferred between stages	(34)	1,846	16,202	18,014
Transfer to (from)
Stage 1 – 12 month ECLs	39	(24)	(15)	-
Stage 2 - Lifetime ECLs	(270)	270	-	-
Stage 3 - Lifetime ECLs	(1,303)	(1,377)	2,680	-
Net amounts written off against allowance	-	-	(15,566)	(15,566)
Balance as at December 31, 2018	6,952	2,117	6,340	15,409

The overall changes in the allowance for loan losses are summarized below:

Allowance for loan losses	Year ended December 31, 2019	Year ended December 31, 2018
Balance, beginning of period	15,409	7,434
January 1, 2018 IFRS 9 adjustment	-	5,135
Provision for loan losses	19,899	18,406
Charge offs	(19,288)	(15,566)
Balance, end of period	16,020	15,409